Earnings per share (Details) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) R$ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 BRL (R$) R$ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 BRL (R$) R$ / shares shares	Dec. 31, 2018 $ / shares
Basic earnings per share [abstract]
Profit attributable to stockholders of the Company | R$	R$ 1,291,658		R$ 1,365,597		R$ 909,267
Weighted average number of ordinary shares outstanding	329,292,240		328,169,609		317,647,562
Basic earnings (loss) per share | $ / shares		$ 3.9225		$ 4.1613		$ 2.8625
Diluted earnings per share [abstract]
Net income atributable to equity holders of the shares | R$	R$ 1,291,658		R$ 1,365,597		R$ 909,267
Weighted average number of ordinary shares outstanding	329,292,240		328,169,609		317,647,562
Dilutive effect of share options on number of ordinary shares	0		0		2,581,716
Dilutive effect of convertible instruments on number of ordinary shares	521,937		1,090,047		(2,102,607)
Adjusted weighted average number of ordinary shares outstanding	329,814,177		329,259,656		318,126,671
Diluted earnings per common share - R$ | (per share)	R$ 3.9163	$ 3.9163	R$ 4.1475	$ 4.1475	R$ 2.8582	$ 2.8582